Revolving Line of Credit - Additional Information (Detail) - Silicon Valley Bank [Member] - Loan and Security Agreement [Member] - XL Hybrids Inc [Member] $ in Millions	Dec. 10, 2018 USD ($)
Line of credit maximum borrowing capacity	$ 3
Line of credit facility maturity date	Dec. 08, 2020
Line of Credit Facility, Interest Rate During Period	4.50%
Line of Credit Facility, Interest Rate at Period End	7.75%